Related Party Transactions (Narrative) (Details)		8 Months Ended	12 Months Ended
	May 14, 2025 $ / shares shares	Jan. 12, 2026 $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 22, 2026 USD ($)	Jan. 06, 2026 USD ($)	May 13, 2025 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of transactions between related parties [Line Items]
Accounts payable and accrued liabilities			$ 36,695							$ 454,894
Loan non cash gain					$ 306,288
Gross proceeds from term loan			2,000,000		0	$ 0
Loans payable to related parties			519,436							2,849,325
Convertible debentures [Member] | FWP Acquisition Corp [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount							$ 3,432,945
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable and accrued liabilities			36,695							454,894
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [Line Items]
Total loans received from companies owned by CEO and Chairman				$ 475,000
Loan principal amount				3,670,000
FWP Holdings LLC [Member] | Unsecured and non-interest bearing loan [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount				$ 50,000
Koko Financial Services Inc [Member]
Disclosure of transactions between related parties [Line Items]
Total loans received from companies owned by CEO and Chairman					250,000
Loans payable to related parties			519,436
Koko Financial Services Inc [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount							108,045
Koko Financial Services Inc [Member] | Unsecured and non-interest bearing loan [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount										$ 150,000
Company beneficially owned by Chairman [Member]
Disclosure of transactions between related parties [Line Items]
Interest rate per annum				12.00%						12.00%
B C Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Total loans received from companies owned by CEO and Chairman				$ 675,000
Brendan Riley [Member] | Unsecured and non-interest bearing loan [Member]
Disclosure of transactions between related parties [Line Items]
Total loans received from companies owned by CEO and Chairman					$ 100,000
Countryman Investments Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Number of warrants granted | shares		5,423,319
Countryman Investments Ltd [Member] | Minimum [Member]
Disclosure of transactions between related parties [Line Items]
Weighted average price | $ / shares		$ 0.78
Countryman Investments Ltd [Member] | Maximum [Member]
Disclosure of transactions between related parties [Line Items]
Weighted average price | $ / shares		$ 4.6
Countryman Investments Ltd [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount							3,459,000
Lenders [Member] | Term loan offering [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount									$ 2,000,000
Gross proceeds from term loan			$ 1,750,000
Family offices of related parties [Member] | Term loan offering [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount								$ 5,000,000
Family offices of related parties [Member] | Term loan one [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount								2,500,000
Family offices of related parties [Member] | Term loan two [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount								$ 2,500,000
Beneficially owned by Directors and Officer [Member]
Disclosure of transactions between related parties [Line Items]
Number of warrants granted | shares			5,477,667
Beneficially owned by CEO And Director [Member]
Disclosure of transactions between related parties [Line Items]
Total number of shares issued | shares			1,073,792
Beneficially owned by CEO And Director [Member] | FWP Acquisition Corp [Member]
Disclosure of transactions between related parties [Line Items]
Weighted average price | $ / shares	$ 4.6
Number of warrants granted | shares	54,348
Beneficially owned by CEO And Director [Member] | Line of credit and term loan [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount			$ 4,250,000
Beneficially owned by CEO And Director [Member] | Series B convertible preferred shares [Member] | FWP Acquisition Corp [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount			$ 3,990,000
Total number of shares issued | shares			4,200
Other related parties [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [Line Items]
Loan principal amount							$ 7,000,000